Condensed Consolidated Statements of Changes In Shareholders' Equity (Unaudited) $ in Thousands	USD ($) $ / shares
Balance at Jun. 30, 2016	$ 43,793
Net income	2,994
Other comprehensive loss	(1,944)
Dividend reinvestment plan shares associated with expired and forfeited restricted stock awards retired to treasury
Cash dividends declared	(1,308)
Balance at Jun. 30, 2017	$ 43,535
Common stock, dividends, per share, declared (in dollars per share) | $ / shares	$ 0.48
Net income	$ 2,499
Other comprehensive loss	(1,807)
4,201 and 6,321 shares issued associated with stock awards during the nine months ended March 31, 2019 and 2018, respectively	90
Dividend reinvestment plan shares associated with expired and forfeited restricted stock awards retired to treasury
Cash dividends declared	(1,010)
Balance at Mar. 31, 2018	$ 43,307
Common stock, dividends, per share, declared (in dollars per share) | $ / shares	$ 0.37
Balance at Jun. 30, 2017	$ 43,535
Net income	3,581
Other comprehensive loss	(2,094)
4,201 and 6,321 shares issued associated with stock awards during the nine months ended March 31, 2019 and 2018, respectively	90
Dividend reinvestment plan shares associated with expired and forfeited restricted stock awards retired to treasury
Cash dividends declared	(1,351)
Balance at Jun. 30, 2018	$ 43,761
Common stock, dividends, per share, declared (in dollars per share) | $ / shares	$ 0.495
Balance at Dec. 31, 2017	$ 44,171
Net income	913
Other comprehensive loss	(1,435)
4,201 and 6,321 shares issued associated with stock awards during the nine months ended March 31, 2019 and 2018, respectively
Dividend reinvestment plan shares associated with expired and forfeited restricted stock awards retired to treasury
Cash dividends declared	(342)
Balance at Mar. 31, 2018	$ 43,307
Common stock, dividends, per share, declared (in dollars per share) | $ / shares	$ 0.125
Balance at Jun. 30, 2018	$ 43,761
Net income	4,557
Other comprehensive loss	1,799
4,201 and 6,321 shares issued associated with stock awards during the nine months ended March 31, 2019 and 2018, respectively	61
Dividend reinvestment plan shares associated with expired and forfeited restricted stock awards retired to treasury	(2)
Cash dividends declared	(1,065)
Balance at Mar. 31, 2019	$ 49,111
Common stock, dividends, per share, declared (in dollars per share) | $ / shares	$ 0.39
Balance at Dec. 31, 2018	$ 46,896
Net income	1,035
Other comprehensive loss	1,535
4,201 and 6,321 shares issued associated with stock awards during the nine months ended March 31, 2019 and 2018, respectively
Dividend reinvestment plan shares associated with expired and forfeited restricted stock awards retired to treasury
Cash dividends declared	(355)
Balance at Mar. 31, 2019	$ 49,111
Common stock, dividends, per share, declared (in dollars per share) | $ / shares	$ 0.13